Housing Loans and Deposits from Customers in the Banking Business - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Housing Loans And Deposits From Customers [Abstract]
Housing loans in the banking business, Carrying amount	¥ 1,235,311	¥ 1,074,386
Allowance for credit losses of housing loans in the banking business	910	1,037
Balance of time deposits issued in amounts of 10 million yen or more	¥ 247,766	¥ 256,391